Financial Assets And Financial Liabilities - Summary Of Reconciliation Of Movements Of Liabilities To Cash Flows (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	€ 154,307	€ 52,635	€ 15,789
Proceeds from loans	291,204	204,677
Proceeds from warrants (Public and Private)	4,625
Proceeds from loans and borrowings			37,013
Proceeds from borrowings		124
Proceeds from convertible bonds		34,550	25,880
Principal paid on lease liabilities	(2,191)	(828)	(467)
Interest paid on lease liabilities	(1,267)	(631)	(107)
Interest paid			(462)
Repayments of loans	(218,902)	(176,324)
Repayments of borrowings	(42)	(87)
Interest and bank fees paid	(3,199)	(3,047)
Interest paid on convertible bonds	(223)	(997)
Other payments		(297)	(6)
Total changes from financing cash flows	70,005	57,140	35,732
The effect of changes in foreign exchange rates	5,335	(2)	(6)
Issuance of Public and Private Warrants on Transaction date		14,491
Public Warrants exercised	(6,306)	(193)
Change in fair value of derivative warrant liabilities	(80,748)	68,954
Valuation of convertible bonds		25,491
Redemption of convertible bonds and convertible note		(87,105)
New leases	8,517	16,423	577
Interest accrual			907
Governmental loan receivable	248	365
Capital Increases			(364)
Business combinations	10,427
Interest and bank fees expenses	4,977	6,108
Repayments of loans and borrowings			(26,119)
Total liability-related other changes	(62,885)	44,534	1,120
Ending Balance	166,762	154,307	52,635
Loans and borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	51,345	22,372	11,776
Proceeds from loans	291,204	204,677
Proceeds from loans and borrowings			37,013
Proceeds from borrowings		124
Interest paid			(462)
Repayments of loans	(218,902)	(176,324)
Repayments of borrowings	(42)	(87)
Interest and bank fees paid	(3,199)	(3,047)
Interest paid on convertible bonds	(223)
Other payments		(297)	(6)
Total changes from financing cash flows	68,838	25,046	10,426
The effect of changes in foreign exchange rates	46		0
Interest accrual		470	534
Governmental loan receivable	248	365
Capital Increases			(364)
Business combinations	9,439
Interest and bank fees expenses	3,711	3,092
Repayments of loans and borrowings			(26,119)
Total liability-related other changes	13,398	3,927	170
Ending Balance	133,627	51,345	22,372
Derivative warrant liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	83,252
Proceeds from warrants (Public and Private)	4,625
Total changes from financing cash flows	4,625
The effect of changes in foreign exchange rates	5,011
Issuance of Public and Private Warrants on Transaction date		14,491
Public Warrants exercised	(6,306)	(193)
Change in fair value of derivative warrant liabilities	(80,748)	68,954
Total liability-related other changes	(87,054)	83,252
Ending Balance	5,834	83,252
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	19,710	4,117	4,013
Principal paid on lease liabilities	(2,191)	(828)	(467)
Interest paid on lease liabilities	(1,267)	(631)	(107)
Total changes from financing cash flows	(3,458)	(1,459)	(574)
The effect of changes in foreign exchange rates	278	(2)	(6)
New leases	8,517	16,423	577
Interest accrual			107
Business combinations	988
Interest and bank fees expenses	1,266	631
Total liability-related other changes	10,771	17,054	684
Ending Balance	27,301	19,710	4,117
Convertible bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		26,146	0
Proceeds from convertible bonds		34,550	25,880
Interest paid on convertible bonds		(997)
Total changes from financing cash flows		33,553	25,880
The effect of changes in foreign exchange rates			0
Valuation of convertible bonds		25,491
Redemption of convertible bonds and convertible note		(87,105)
Interest accrual		(470)	266
Governmental loan receivable		0
Interest and bank fees expenses		2,385
Total liability-related other changes		(59,699)	266
Ending Balance			€ 26,146